PaineWebber
Balanced Fund

PaineWebber
Tactical Allocation Fund





                              ---------------------
                                   PROSPECTUS
                                DECEMBER 10, 1999
                              ---------------------




This prospectus offers shares in PaineWebber's asset allocation funds. Each fund offers four classes of shares, Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                    Contents
                                    THE FUNDS
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What every investor         3         PaineWebber Balanced Fund
should know about
the funds                   6         PaineWebber Tactical Allocation Fund


                            9         More About Risks and Investment Strategies


                                YOUR INVESTMENT
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Information for            11         Managing Your Fund Account
managing your fund                    -- Flexible Pricing
account                               -- Buying Shares
                                      -- Selling Shares
                                      -- Exchanging Shares
                                      -- Pricing and Valuation


                             ADDITIONAL INFORMATION
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Additional important       17         Management
information about
the funds                  19         Dividends and Taxes

                           20         Financial Highlights


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Where to learn more                   Back cover
about PaineWebber
mutual funds

                     -------------------------------------
                          The funds are not complete or
                         balanced investment programs.
                     -------------------------------------


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                                Prospectus Page 2

                            PaineWebber Balanced Fund


                                  Balanced Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------



FUND OBJECTIVE

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its investments among three asset classes:
o  stocks
o  bonds
o  cash (money market instruments)

The fund normally has investments in each asset class but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.

The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. The fund may invest in U.S. dollar-denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives to adjust its exposure to different asset classes, to manage the "duration" of its bond investments and to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each asset class. Mitchell Hutchins also believes that prices of securities in each asset class tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among asset classes before prices fully reflect the consensus view.

In buying and selling individual securities for the fund, Mitchell Hutchins uses the following process:

o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their duration and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Mitchell Hutchins may not be successful in choosing the best allocation among the three asset classes. Because it invests in both stocks and bonds, the fund is subject to both equity risk and interest rate risk. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. Interest rate risk means that the value of the fund's bonds generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Asset Allocation Risk
o  Equity Risk
o  Interest Rate Risk
o  Credit Risk
o  Foreign Securities Risk
o  Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

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                                Prospectus Page 3

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                            PaineWebber Balanced Fund


                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class B shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES



          [GRAPH]


Calendar
  Years           Percentages
-------           -----------
 1989               10.84%
 1990                1.95%
 1991               18.52%
 1992                4.46%
 1993               14.66%
 1994              -10.51%
 1995               22.23%
 1996               13.81%
 1997               23.63%
 1998               18.02%





           Total return January 1 to September 30, 1999: (4.68)%

           Best quarter during years shown--4th quarter, 1998: 15.09% Worst quarter during years shown--3rd quarter, 1998: (8.21)%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 1998

CLASS                  CLASS A        CLASS B**       CLASS C       S&P 500
(INCEPTION DATE)      (7/1/91)       (12/12/86)      (7/2/92)        INDEX
----------------      --------       ----------      --------       -------
One Year               13.56%          13.02%         17.04%        28.60%
Five Years             12.50%          12.43%         12.68%        24.05%
Ten Years               N/A            11.73%           N/A         19.19%
Life of Class          12.63%          10.50%         12.82%          ***


------------
  * No return is shown for Class Y shares because they were not in existence for a full calendar year.
 **  Assumes conversion of Class B shares to Class A after six years.
*** Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A -- 20.19%, Class B -- 17.36% and Class C -- 21.27%.




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                                Prospectus Page 4

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------




FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                      CLASS A       CLASS B      CLASS C       CLASS Y
                                                                      -------       -------      -------       -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) ..................................         4.5%          None         None         None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)` .................................        None              5%           1%        None
Exchange Fee ..................................................        None           None         None         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                      CLASS A       CLASS B      CLASS C       CLASS Y
                                                                      -------       -------      -------       -------
Management Fees ...............................................        0.75%          0.75%        0.75%        0.75%
Distribution and/or Service (12b-1) Fees ......................        0.25           1.00         1.00          None
Other Expenses ................................................        0.22           0.23         0.20         0.21
                                                                       ----           ----         ----         ----
Total Annual Fund Operating Expenses ..........................        1.22%          1.98%        1.95%        0.96%
                                                                       ====           ====         ====         ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                                                      ------        -------      -------      --------
Class A .......................................................        $569         $820         $1,090         $1,861
Class B (assuming sale of all shares at end of period) ........         701          921          1,268          1,930
Class B (assuming no sale of shares) ..........................         201          621          1,068          1,930
Class C (assuming sale of all shares at end of period) ........         298          612          1,052          2,275
Class C (assuming no sale of shares) ..........................         198          612          1,052          2,275
Class Y .......................................................          98          306            531          1,178



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                                Prospectus Page 5

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                      PaineWebber Tactical Allocation Fund


                            Tactical Allocation Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------


FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between

o a stock portion that is designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

The fund may (but is not required to) use options and futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing in cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to asset allocation risk, in that the Tactical Allocation Model may not correctly predict the appropriate times to shift the fund's assets from one asset class to another. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. The S&P 500 Index includes some U.S. dollar-denominated foreign securities. To the extent the fund invests in bonds, it is subject to interest rate risk, which means that the value of these investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o  Asset Allocation Risk
o  Equity Risk
o  Index Tracking Risk
o  Interest Rate Risk
o  Derivatives Risk
o  Foreign Securities Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).


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                                Prospectus Page 6

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                      PaineWebber Tactical Allocation Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class C shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS C SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS.)


          [GRAPH]

Calendar
  Years           Percentages
-------           -----------
 1993                7.64%
 1994               -1.28%
 1995               34.09%
 1996               20.66%
 1997               31.01%
 1998               26.78%


           Total return January 1 to September 30, 1999: 4.07%

           Best quarter during years shown--4th quarter, 1998: 20.82% Worst quarter during years shown--3rd quarter, 1998: (10.33)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


CLASS                                     CLASS A              CLASS B             CLASS C              CLASS Y             S&P 500
(INCEPTION DATE)                         (5/10/93)            (1/30/96)           (7/22/92)            (5/10/93)             INDEX
----------------                         ---------            ---------           ---------            ---------            -------
One Year                                  22.01%               21.77%              25.78%               28.15%              28.60%
Five Years                                21.33%                N/A                21.55%               22.79%              24.05%
Life of Class                             19.99%               25.25%              18.85%               21.30%                 *


-------------
* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A -- 22.60%, Class B -- 27.63%, Class C -- 20.81% and Class Y -- 22.60%.


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                                Prospectus Page 7

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                      PaineWebber Tactical Allocation Fund


                             EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                          CLASS A       CLASS B      CLASS C       CLASS Y
                                                                          ------        ------       ------        ------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price) .....................................          4.5%          None         None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price) .....................................         None              5%           1%         None
Exchange Fee .....................................................         None           None         None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                          CLASS A       CLASS B      CLASS C       CLASS Y
                                                                          ------        ------       ------        ------
Management Fees ..................................................         0.46%         0.46%        0.46%        0.46%
Distribution and/or Service (12b-1) Fees .........................         0.25          1.00         1.00         None
Other Expenses ...................................................         0.13          0.13         0.14         0.12
                                                                           ----          ----         ----         ----
Total Annual Fund Operating Expenses .............................         0.84%         1.59%        1.60%        0.58%
                                                                           ====          ====         ====         ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                                                           ----          -----        -----         -----
Class A ..........................................................         $532         $706           $895         $1,440
Class B (assuming sale of all shares at end of period) ...........          662          802          1,066          1,503
Class B (assuming no sale of shares) .............................          162          502            866          1,503
Class C (assuming sale of all shares at end of period) ...........          263          505            871          1,900
Class C (assuming no sale of shares) .............................          163          505            871          1,900
Class Y ..........................................................           59          186            324            726


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                                Prospectus Page 8

                         MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation among different asset classes. A fund that allocates its assets among different asset classes is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each asset class than are funds that do not do so.

The Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift Tactical Allocation Fund's assets from one type of investment to another.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

INDEX TRACKING RISK. Tactical Allocation Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the fund attempts to replicate, before deduction of fees and operating expenses, the investment results of the Index, the fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the fund must pay fees and expenses that are not borne by the Index.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these


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                                Prospectus Page 9

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PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Balanced Fund may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Tactical Allocation Fund may invest all or any portion of its total assets in U.S. Treasury bills when recommended by the Mitchell Hutchins Tactical Allocation Model. Each fund normally maintains a limited amount of cash for liquidity purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent net short-term capital gains than they would pay on dividends that represent net long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or the tax effect that the fund's dividends may have on shareholders.

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                               Prospectus Page 10

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PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund

                                 YOUR INVESTMENT
                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.



CLASS A SALES CHARGES

                                          SALES CHARGE AS A PERCENTAGE OF:                 DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE          NET AMOUNT INVESTED            PERCENTAGE OF OFFERING PRICE
--------------------                 --------------          -------------------           --------------------------------
Less than $50,000 ................        4.50%                    4.71%                              4.25%
$50,000 to $99,999 ...............        4.00                     4.17                               3.75
$100,000 to $249,999 .............        3.50                     3.63                               3.25
$250,000 to $499,999 .............        2.50                     2.56                               2.25
$500,000 to $999,999 .............        1.75                     1.78                               1.50
$1,000,000 and over (1) ..........        None                     None                               1.00(2)


---------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.
(2) Mitchell Hutchins pays 1% to PaineWebber.



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                               Prospectus Page 11

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PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o  your spouse, parents or children under age 21;

o  your Individual Retirement Accounts (IRAs);

o  certain employee benefit plans, including 401(k) plans;

o  a company that you control;

o  a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o  accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

      -- you were the Financial Advisor's client at the competing brokerage firm;

      -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

      -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

o Are a participant in the PaineWebber Members OnlySM Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

o Acquire fund shares through a PaineWebber InsightOneSM Program brokerage account.

NOTE: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:



--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



                               PERCENTAGE BY WHICH THE
IF YOU SELL                      SHARES' NET ASSET
SHARES WITHIN:                   VALUE IS MULTIPLIED:
--------------                 -----------------------
1st year since purchase                   5%
2nd year since purchase                   4
3rd year since purchase                   3
4th year since purchase                   2
5th year since purchase                   2
6th year since purchase                   1
7th year since purchase                None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

o  First, Class B shares representing reinvested dividends, and

o  Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o  You participate in the Systematic Withdrawal Plan;

o You are older than 591/2 and are selling shares to take a distribution from certain types of retirement plans;

o  You receive a tax-free return of an excess IRA contribution;

o You receive a tax-qualified retirement plan distribution following retirement; or

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

o You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of these pools.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your Class C shares without paying a contingent deferred sales charge if you:

o Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets, or

o Are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of those pools.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o  Buy shares through PaineWebber's PACESM Multi Advisor Program;


--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund



o  Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o  Mailing an application with a check; or

o  Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS
-------------------
To open an account ...................     $1,000
To add to an account .................     $  100


Each fund may waive or reduce these amounts for:

o  Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o  Your name and address;

o  The fund's name;


--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


o  The fund account number;

o  The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o  Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o  Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and

o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

      PFPC Inc.
      Attn.: PaineWebber Mutual Funds
      P.O. Box 8950
      Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION


The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is


--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. It is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 76 separate portfolios and aggregate assets of approximately $48.9 billion.

PORTFOLIO MANAGERS

BALANCED FUND. T. Kirkham Barneby is responsible for the asset allocation decisions for Balanced Fund. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

Mark A. Tincher is responsible for the day-to-day management of the equity portion of Balanced Fund. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds.

Dennis L. McCauley is responsible for the day-to-day management of the debt securities portion of Balanced Fund. Mr. McCauley is a managing director and chief investment officer of fixed income investments of Mitchell Hutchins, responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Nirmal Singh assists Mr. McCauley in managing Balanced Fund's debt securities. Mr. Singh has been a senior vice president of Mitchell Hutchins since September 1993.

Susan Ryan is responsible for the day-to-day management of the portion of Balanced Fund's assets invested in money market instruments. Ms. Ryan has been with Mitchell Hutchins since 1982 and is a senior vice president of Mitchell Hutchins.

Each of these managers first assumed responsibilities with respect to Balanced Fund in August 1995.

TACTICAL ALLOCATION FUND. T. Kirkham Barneby is responsible for the asset allocation decisions for Tactical Allocation Fund. He has been responsible for the day-to-day management of Tactical Allocation Fund since February 1995. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

ADVISORY FEES

The funds paid advisory and administration fees to Mitchell Hutchins for the most recent fiscal year ended August 31, 1999 at the following annual rates, based on average daily net assets:

Balanced Fund ...................................      0.75%(1)
Tactical Allocation Fund ........................      0.46%(1)

---------
(1) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages excluding the waiver are the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS

Balanced Fund normally declares and pays dividends semi-annually and distributes any gains annually. Tactical Allocation Fund normally declares and pays dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.


TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will include capital gain distributions. However, a portion of Balanced Fund's dividends will be taxed as ordinary income, and Tactical Allocation Fund may also distribute dividends that are taxed as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.



--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by PricewaterhouseCoopers LLP, independent accountants for Balanced Fund, and Ernst & Young LLP, independent auditors for Tactical Allocation Fund, whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.









PAINEWEBBER BALANCED FUND

                                                                                  CLASS A
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  beginning of period ...........      $  11.27        $  12.50       $  10.27        $  10.85       $   9.80       $  12.04
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.22++          0.23++         0.23++          0.12++         0.27++         0.26
Net realized and unrealized
  gains (losses) from
  investments, futures
  and options ...................          1.56++          0.31++         2.79++         (0.12)++        1.84++        (1.07)
                                       --------        --------       --------        --------       --------       --------
Net increase (decrease)
  from investment
  operations ....................          1.78            0.54           3.02            0.00           2.11          (0.81)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.22)          (0.22)         (0.24)          (0.10)         (0.31)         (0.23)
Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.45)          (1.77)         (0.79)          (0.58)         (1.06)         (1.43)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.60        $  11.27       $  12.50        $  10.27       $  10.85       $   9.80
                                       ========        ========       ========        ========       ========       ========
Total investment return (1) .....         16.20%           4.69%         30.67%           0.03%         22.08%         (6.02)%
                                       ========        ========       ========        ========       ========       ========
Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $196,684        $182,362       $176,403        $157,525       $171,609       $174,761
Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.22%           1.26%          1.46%           1.34%*         1.29%          1.26%
Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.81%           1.88%          2.02%           2.19%*         2.55%          2.41%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%


----------
*   Annualized.
  + Commencement of issuance of shares.
 ++ Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Fiscal year changed to August 31.
(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
                                  (continued)

--------------------------------------------------------------------------------

                                                                                  CLASS B
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  beginning of period ...........      $  11.48        $  12.70       $  10.42        $  11.00       $   9.90       $  12.10
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.13++          0.14++         0.14++          0.08++         0.19++         0.44

Net realized and unrealized
  gains (losses) from
  investments, futures
  and options ...................          1.59++          0.31++         2.84++         (0.11)++        1.86++        (1.32)
                                       --------        --------       --------        --------       --------       --------

Net increase (decrease)
  from investment
  operations ....................          1.72            0.45           2.98           (0.03)          2.05          (0.88)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.13)          (0.12)         (0.15)          (0.07)         (0.20)         (0.12)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.36)          (1.67)         (0.70)          (0.55)         (0.95)         (1.32)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.84        $  11.48       $  12.70        $  10.42       $  11.00       $   9.90
                                       ========        ========       ========        ========       ========       ========
Total investment return (1) .....         15.28%           3.87%         29.70%          (0.30)%        21.20%         (6.68)%
                                       ========        ========       ========        ========       ========       ========

Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $ 28,719        $ 26,425       $ 22,768        $ 22,307       $ 26,627       $ 37,104

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.98%           2.03%          2.22%           2.09%*         2.05%          1.98%

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.04%           1.13%          1.27%           1.43%*         1.81%          1.60%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%





                                                                                  CLASS C
                                       ----------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        SIX           FOR THE        FOR THE
                                                FOR THE YEARS ENDED                    MONTHS           YEAR           YEAR
                                                      AUGUST 31,                       ENDED           ENDED          ENDED
                                       ---------------------------------------        AUGUST 31,     FEBRUARY 29,   FEBRUARY 28,
                                         1999           1998            1997          1996 (2)         1996           1995
                                       --------        --------       --------        --------       --------       --------

Net asset value,
  beginning of period ...........      $  11.28        $  12.52       $  10.29        $  10.88       $   9.82       $  12.03
                                       --------        --------       --------        --------       --------       --------
Net investment income ...........          0.14++          0.14++         0.14++          0.08++         0.19++         0.19

Net realized and unrealized
  gains (losses) from
  investments, futures
  and options ...................          1.56++          0.31++         2.80++         (0.12)++        1.84++        (1.07)
                                       --------        --------       --------        --------       --------       --------

Net increase (decrease)
  from investment
  operations ....................          1.70            0.45           2.94           (0.04)          2.03          (0.88)
                                       --------        --------       --------        --------       --------       --------
Dividends from net
  investment income .............         (0.15)          (0.14)         (0.16)          (0.07)         (0.22)         (0.13)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)          (1.55)         (0.55)          (0.48)         (0.75)         (1.20)
                                       --------        --------       --------        --------       --------       --------
Total dividends and
  distributions to
  shareholders ..................         (1.38)          (1.69)         (0.71)          (0.55)         (0.97)         (1.33)
                                       --------        --------       --------        --------       --------       --------
Net asset value,
  end of period .................      $  11.60        $  11.28       $  12.52        $  10.29       $  10.88       $   9.82
                                       ========        ========       ========        ========       ========       ========

Total investment return (1) .....         15.34%           3.89%         29.70%          (0.38)%        21.12%         (6.69)%
                                       ========        ========       ========        ========       ========       ========

Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $ 19,894        $ 14,581       $  8,736        $  6,979       $  7,469       $  8,525

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          1.95%           2.00%          2.21%           2.09%*         2.08%          2.01%

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          1.08%           1.18%          1.27%           1.44%*         1.77%          1.62%
Portfolio turnover rate .........           234%            190%           188%            103%           188%           107%


                                                CLASS Y
                                     -------------------------------
                                                         FOR THE
                                        FOR THE          PERIOD
                                         YEAR        MARCH 26, 1998+
                                         ENDED          THROUGH
                                       AUGUST 31,      AUGUST 31,
                                         1999            1998
                                      -----------    ---------------
Net asset value,
  beginning of period ...........      $  11.27        $  12.55
                                       --------        --------
Net investment income ...........          0.26++          0.11++

Net realized and unrealized
  gains (losses) from
  investments, futures
  and options ...................          1.55++         (1.28)++
                                       --------        --------
Net increase (decrease)
  from investment
  operations ....................          1.81           (1.17)
                                       --------        --------
Dividends from net
  investment income .............         (0.26)          (0.11)

Distributions from
  net realized gains
  from investment
  transactions ..................         (1.23)             --
                                       --------        --------
Total dividends and
  distributions to
  shareholders ..................         (1.49)          (0.11)
                                       --------        --------
Net asset value,
  end of period .................      $  11.59        $  11.27
                                       ========        ========
Total investment return (1) .....         16.42%          (9.41)%
                                       ========        ========
Ratios/supplemental data:
Net assets, end
  of period (000's) .............      $    519        $    175

Expenses to average
  net assets, net of
  waivers from adviser (3) ......          0.96%           0.89%*

Net investment income
  to average net assets,
  net of waivers from
  adviser (3) ...................          2.11%           2.48%*
Portfolio turnover rate .........           234%            190%

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
                                  (continued)

--------------------------------------------------------------------------------



PAINEWEBBER TACTICAL ALLOCATION FUND

                                                                                    CLASS A
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------

Net asset value, beginning of period ..........      $  23.55        $  22.23       $  16.15        $  14.86       $  13.78
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................          0.15            0.15           0.18@           0.18           0.22
Net realized and unrealized gains
  from investments ............................          8.84            1.47           6.12@           2.31           2.05
                                                     --------        --------       --------        --------       --------
Net increase from investment operations .......          8.99            1.62           6.30            2.49           2.27
                                                     --------        --------       --------        --------       --------
Dividends from net
  investment income ...........................         (0.17)          (0.12)         (0.14)          (0.14)         (0.22)
Distributions from net realized gains
   from investments transactions ..............         (0.58)          (0.18)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.75)          (0.30)         (0.22)          (1.20)         (1.19)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................        $31.79        $  23.55       $  22.23        $  16.15       $  14.86
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         38.65%           7.31%         39.26%          17.35%         18.43%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $702,580        $340,245       $170,759        $ 23,551         $1,944
Expenses to average  net assets,
  net of waivers from adviser(2) ..............          0.84%           0.95%          0.99%           1.17%          1.46%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......          0.56%           0.74%          0.88%           1.12%          1.60%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%


----------
  + Commencement of issuance of shares.
  * Annualized.
 ** Investment advisory functions for the fund were transferred from Kidder,
    Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
  @ Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) During the year ended August 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.
  # Actual amount is less than $0.005.


--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------

PaineWebber Balanced Fund                   PaineWebber Tactical Allocation Fund


                              FINANCIAL HIGHLIGHTS
                                  (continued)
--------------------------------------------------------------------------------



                                                                                    CLASS B
                                                     -------------------------------------------------------
                                                                                                    FOR THE
                                                                                                    PERIOD
                                                               FOR THE YEARS ENDED                JANUARY 30,
                                                                    AUGUST 31,                      1996+ TO
                                                     ---------------------------------------       AUGUST 31,
                                                       1999           1998            1997            1996
                                                     --------        --------       --------        --------

Net asset value, beginning of period ..........      $  23.32        $  22.08       $  16.13        $  15.54
                                                     --------        --------       --------        --------
Net investment income (loss) ..................         (0.04)           0.00           0.03@           0.02
Net realized and unrealized gains
  from investments ............................          8.73            1.43           6.09@           0.57
                                                     --------        --------       --------        --------

Net increase from investment operations .......          8.69            1.43           6.12            0.59
                                                     --------        --------       --------        --------
Dividends from net investment income ..........         (0.02)          (0.01)         (0.09)             --
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.18)         (0.08)             --
                                                     --------        --------       --------        --------
Total dividends and distributions
  to shareholders .............................         (0.60)          (0.19)         (0.17)           0.00
                                                     --------        --------       --------        --------
Net asset value, end of period ................      $  31.41        $  23.32       $  22.08        $  16.13
                                                     ========        ========       ========        ========

Total investment return(1) ....................         37.61%           6.49%         38.14%           3.80%
                                                     ========        ========       ========        ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $964,933        $483,068       $239,836        $ 28,495
Expenses to average net assets,
  net of waivers from adviser(2) ..............          1.59%           1.71%          1.74%           1.84%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....         (0.20)%         (0.02)%         0.13%           0.47%*
Portfolio turnover rate .......................             6%             33%             6%              6%




                                                                                    CLASS C
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------
Net asset value, beginning of period ..........      $  23.45        $  22.18       $  16.12        $  14.87       $  13.78
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................         (0.06)          (0.01)          0.03@           0.06           0.12
Net realized and unrealized gains
  from investments ............................          8.79            1.45           6.11@           2.32           2.06
                                                     --------        --------       --------        --------       --------

Net increase from investment operations .......          8.73            1.44           6.14            2.38           2.18
                                                     --------        --------       --------        --------       --------
Dividends from net investment income ..........         (0.00)#            --             --           (0.07)         (0.12)
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.17)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.58)          (0.17)         (0.08)          (1.13)         (1.09)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................      $  31.60        $  23.45       $  22.18        $  16.12       $  14.87
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         37.58%           6.49%         38.20%          16.52%         17.57%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $738,781        $397,767       $233,044        $ 73,630       $ 48,105
Expenses to average net assets,
  net of waivers from adviser(2) ..............          1.60%           1.70%          1.75%           1.95%          2.22%
Net investment income (loss) to average net
  assets,  net of waivers from adviser(2) .....         (0.20)%         (0.01)%         0.14%           0.35%          0.86%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%





                                                                                    CLASS Y
                                                     ----------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED
                                                                                 AUGUST 31,
                                                     ----------------------------------------------------------------------
                                                       1999           1998            1997            1996          1995**
                                                     --------        --------       --------        --------       --------
Net asset value, beginning of period ..........      $  23.68        $  22.33       $  16.20        $  14.88       $  13.79
                                                     --------        --------       --------        --------       --------
Net investment income (loss) ..................          0.22            0.21           0.23@           0.30           0.23
Net realized and unrealized gains
  from investments ............................          8.91            1.49           6.13@           2.24           2.09
                                                     --------        --------       --------        --------       --------
Net increase from investment operations .......          9.13            1.70           6.36            2.54           2.32
                                                     --------        --------       --------        --------       --------
Dividends from net investment income ..........         (0.24)          (0.17)         (0.15)          (0.16)         (0.26)
Distributions from net realized gains
  from investments transactions ...............         (0.58)          (0.18)         (0.08)          (1.06)         (0.97)
                                                     --------        --------       --------        --------       --------
Total dividends and distributions
  to shareholders .............................         (0.82)          (0.35)         (0.23)          (1.22)         (1.23)
                                                     --------        --------       --------        --------       --------
Net asset value, end of period ................      $  31.99        $  23.68       $  22.33        $  16.20       $  14.88
                                                     ========        ========       ========        ========       ========

Total investment return(1) ....................         39.03%           7.62%         39.55%          17.70%         18.79%
                                                     ========        ========       ========        ========       ========
Ratios/supplemental data:
Net assets, end of period (000's) .............      $129,893        $ 74,872      $  36,467        $ 12,803       $  2,506
Expenses to average net assets, net
  of waivers from adviser(2) ..................          0.58%           0.67%          0.74%           0.95%          1.23%
Net investment income (loss) to average net
  assets, net of waivers from adviser(2) ......          0.82%           1.03%          1.16%           1.38%          1.86%
Portfolio turnover rate .......................             6%             33%             6%              6%            53%




--------------------------------------------------------------------------------
                               Prospectus Page 23


TICKER SYMBOL:        Balanced Fund Class    A: PASAX            Tactical Allocation Fund Class:    A: PWTAX
                                             B: PASBX                                               B: PWTBX
                                             C: PASCX                                               C: KPAAX
                                             Y: None                                                Y: None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009, Telephone:1-800-SEC-0330

o   Free, from the SEC's Internet website at: http://www.sec.gov




Paine Webber Master Series, Inc.
- Paine Webber Balanced Fund
Investment Company Act File No. 811-4448

Paine Webber Investment Trust
- Paine Webber Tactical Allocation Fund
Investment Company Act File No. 811-6292

(C) 1999 PaineWebber Incorporated. All rights reserved. Member SIPC.

--------------------------------------------------------------------------------